Significant Accounting Judgements and Estimates - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Judgements and Estimates [Line Items]
Unrecognized deferred tax assets	$ 484,121	$ 218,508
Equity-settled share option expense	2,400	1,900	$ 1,300
Temporary Differences and Unused Tax Losses
Significant Accounting Judgements and Estimates [Line Items]
Unrecognized deferred tax assets	$ 224,200	$ 102,600